RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

We sell installation services to other companies related through common or affiliated ownership. We also purchase services and materials and pay rent to companies with common or related ownership.

We lease our headquarters and other facilities from certain related parties. See Note 10, Commitments and Contingencies, for future minimum lease payments to be paid to these related parties.

For the three months ended March 31, 2014 and 2013, the amount of sales to common or related parties as well as the purchases from and rent expense paid to these common or related parties were as follows:

	2014	2013
Sales	$414	$246
Purchases	1,172	3,124
Rent	145	171

In connection with our acquisition of TCI Contracting, LLC (“TCI”) in 2012, we entered into a new supplier relationship wherein that supplier became a related party as a result of the acquisition. Related party purchases made from this supplier during the three months ended March 31, 2014 and 2013 were $1,089 and $3,085, respectively, and are included in total related party purchases in the preceding table.

The Company maintains a receivable from IBP Holding Company in the amount of approximately $600 as of March 31, 2014. The receivable represents amounts owed to us for wages and related expenses paid by the Company during 2011 to former employees of IBP Holding Company. See Item 8. Financial Statements and Supplementary Data, Note 1, Organization and Recapitalization, to our audited consolidated financial statements included elsewhere in this prospectus, for further information on IBP Holding Company.

NOTE 10 – RELATED PARTY TRANSACTIONS

The Company previously paid management fees to IBP Holdings, LLC for corporate support functions under a management fee agreement. These fees totaled $4,760 for the year ended December 31, 2011. As part of the Recapitalization on November 4, 2011 (see Note 1, Organization and Recapitalization), this management agreement was canceled. In December 2012, we entered into a management services and fee agreement and made a payment of $4,300 for management fees to certain related parties for management services. Pursuant to this agreement, the board of directors annually determined whether a management fee would be paid as well as the amount of that fee. The agreement was terminated on October 22, 2013.

We sell installation services to other companies related through common or affiliated ownership. We also purchase services and materials and pay rent to companies with common or related ownership.

We lease our headquarters and other facilities from certain related parties. See Note 11, Commitments and Contingencies, for future minimum lease payments to be paid to these related parties.

For the years ended December 31, 2011, 2012 and 2013, the amount of sales to common or related parties as well as the purchases from and rent expense paid to these common or related parties are as follows:

	Years ended December 31,
	2011	2012	2013
Sales	$2,704	$1,689	$1,188
Purchases	610	3,668	10,292
Rent	158	288	671

In connection with our acquisition of TCI in 2012, we entered into a new supplier relationship wherein that supplier became a related party as a result of the acquisition. Related party purchases made from this supplier during the years ended December 31, 2012 and 2013 were $743 and $10,126, respectively, and are included in total related party purchases in the preceding table. Refer to “TCI” within Note 12, Business Combinations, for additional information on this acquisition.

We prepaid certain health insurance premiums and claims to Edwards Employee Benefits Trust, a related party to us. This Trust pays these premiums and claims to a third party on our behalf. The related party prepaid expense balance at December 31, 2012 is $396 and is included in Other Current Assets on the Consolidated Balance Sheet. There is no related party prepaid expense balance at December 31, 2013.

Pursuant to an Individual Guaranty Agreement and a Guaranty Agreement, each dated as of October 22, 2012, certain of our investors guaranteed our letter of credit reimbursement obligations to Bank of America, N.A. in connection with letters of credit issued by Bank of America, N.A. to support our workers compensation policies. Such letters of credit are currently issued under our existing credit facility and these guarantees were terminated on July 30, 2013. In addition, one of our investors guaranteed certain reimbursement obligations of ours under certain performance and licensing bonds issued by sureties on behalf of us in the ordinary course of business. These bonds are being replaced as they expire with bonds that do not require any guarantee. These obligations were not direct guarantees of us and were terminated as of January, 2014.

The Company maintains a receivable from IBP Holding Company, Inc. in the amount of approximately $600 as of December 31, 2012 and 2013. The receivable represents amounts owed to us for wages and related expenses paid by the Company during 2011 to former employees of IBP Holding Company, Inc.